STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

10. Stockholders’ Equity

The Company has 20,000,000 shares of its $0.0001 par value common stock authorized at both March 31, 2013 and December 31, 2012, and 3,698,896 shares issued and 3,698,896 shares outstanding at both March 31, 2013 and December 31, 2012. There are no options outstanding.

Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in to all periods presented.

2012 Transactions

On May 8, 2012, the Company issued 5,000 shares of its common stock in exchange for services to be performed over a six month period and valued at $32,400.

EQUITY RAISE

The Company filed a Form S-1 Registration Statement under the Securities Act of 1933 which was declared effective on June 21, 2012. The Company issued 2,444,450 units at $4.50 per unit, consisting of one share of Common Stock and one five year redeemable warrant (redeemable at the Company’s option) exercisable at $5.00 per share for an issuance value of $11 million (net $7.2 million). The issuance of shares included shares issued upon the conversion of notes payable and accrued interest of approximately $1.9 million and shares issued for the purchase of a percentage of the Hoot SA non-controlling interest of approximately $1.0 million.

During August 2012, treasury stock shares of 256,615 were cancelled and returned to the Company.

11.	Stockholders’ Equity

The Company has 20,000,000 and 200,000,000 shares of its $0.0001 par value common stock authorized at December 31, 2012 and 2011, respectively and 3,698,896 and 1,506,061 shares issued and 3,698,896 and 1,249,446 shares outstanding at December 31, 2012 and 2011, respectively. There are no options outstanding.

Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in to all periods presented.

2012 Transactions

On May 8, 2012, the Company issued 5,000 shares of its common stock in exchange for services to be performed over a six month period and valued at $32,400.

EQUITY RAISE

The Company filed a Form S-1 Registration Statement under the Securities Act of 1933 which was declared effective on June 21, 2012. The Company issued 2,444,450 units at $4.50 per unit, consisting of one share of Common Stock and one five year redeemable warrant (redeemable at the Company’s option) exercisable at $5.00 per share for an issuance value of $11 million (net $7.2 million). The issuance of shares included shares issued upon the conversion of notes payable and accrued interest of approximately $1.9 million and shares issued for the purchase of a percentage of the Hoot SA non-controlling interest of approximately $1.0 million.

During August 2012, treasury stock shares of 256,615 were cancelled and returned to the Company.

2011 Transactions

On March 30, 2011, the Company issued 206,143 shares of its common stock in exchange for convertible notes payable with a balance of $711,500 and accrued interest of $19,588.

On July 28, 2011, the Company issued 5,000 shares of its common stock in exchange for consulting services valued at $21,500.

On September 23, 2011, the Company issued 7,500 shares of its common stock in exchange for consulting services to be performed valued at $44,850.

On September 23, 2011, the Company issued 1,375 shares of its common stock in exchange for services performed and valued at $8,223.

On October 19, 2011, the Company issued 84 shares of its common stock in exchange for cash in the amount of $500.

Warrants

On January 6, 2011, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933. The Registration Statement was declared effective on July 14, 2011 and registers one Class A Warrant and one Class B Warrant for each common share of the Company issued and outstanding. The warrants have a subscription price of $0.04 which entitles our shareholders to acquire one Class A Warrant which would entitle the holder to acquire one share of our common stock for $5.50 and one Class B Warrant which would entitle the holder to acquire one share of our common stock for $7.00. The warrants have a five year life. At December 31, 2011, the Company had issued 1,097,254 Class A and Class B warrants. Proceeds from the offering are summarized as follows.

Proceeds from sales of Class A and Class B warrants	$87,780
Legal and professional fees incurred for offering	(67,172)
$20,608

On August 10, 2011, the Company issued two warrants to the shareholder who collateralized the Company's $2,000,000 line of credit discussed in Note 7. The Class A Warrant is for 100,000 shares exercisable at $5.50 per share for 10 years and the Class B Warrant is for 112,500 shares exercisable at $7.00 per share for 10 years. The warrants were valued using Black-Scholes. This amount will be amortized to interest expense over the guarantee period.

On March 28, 2012, the Company issued 125,000 and 25,000 five year warrants at $6.50 and $8.00, respectively for consulting services related to the Company’s expansion into Europe. The warrants were valued using Black-Scholes. This amount will be amortized to consulting fees (in G&A on consolidated statements of operations) over the service period.

On June 21, 2012, the Company issued 2,444,450 five-year redeemable warrants as noted above in the “Equity Raise” section.

Warrant amortization is summarized as follows at December 31, 2012 and 2011 and for the years then ended:

	2012	2011

Added to additional paid-in capital	$169,200	$35,247
	$169,200	$35,247

Interest expense	90,636	35,247
Consulting expense	78,564	-
	$169,200	$35,247